Impairment of Assets - Impairment Losses of Goodwill (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Goodwill	¥ 52,803	¥ 42,263
Steelmaking and Steel Fabrication [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Goodwill	44,477	28,596
Engineering and Construction [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Goodwill	3,300	8,641
System Solutions [member]
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Goodwill	¥ 5,025	¥ 5,025